Stockholder's Equity (Details Textual) - USD ($)			1 Months Ended		3 Months Ended		9 Months Ended	12 Months Ended
	Mar. 09, 2020	Nov. 05, 2018	Feb. 25, 2020	Nov. 21, 2019	Mar. 31, 2020	Mar. 31, 2019	Sep. 20, 2019	Dec. 31, 2019	Dec. 31, 2018
Stockholders' Equity (Textual)
Stock based compensation					$ 4,003,835
Common stock per share					$ 0.0001			$ 0.0001	$ 0.0001
Warrant exercise price					$ 4.125
Put Option [Member]
Stockholders' Equity (Textual)
Aggregate gross proceeds			$ 2,000,000
Purchase price of per option share			$ 1.963
Put option agreement, description			a) The total number of shares that may be issued under the Agreement will be limited to 19.99% of the Company’s outstanding shares on the date the Agreement is signed (the “Exchange Cap”), unless stockholder approval is obtained to issue shares in excess of the Exchange Cap; b) The Company may not issue and the Chairman may not purchase Option Shares to the extent that such issuance would result in the Chairman and his affiliates beneficially owning more than 19.99% of the then issued and outstanding shares of the Company’s common stock unless (i) such ownership would not be the largest ownership position in the Company, or (ii) stockholder approval is obtained for ownership in excess of 19.99%; and c) The Company may not issue and the Chairman may not purchase any Option Shares if such issuance and purchase would be considered equity compensation under the rules of The Nasdaq Stock Market unless stockholder approval is obtained for such issuance.
Put option expires period			Apr. 09, 2020
Put option to sale of option shares	1,018,848
Put option purchase price of per share	$ 1.963
Total proceeds of option shares	2,000,000
Incentive Plan [Member]
Stockholders' Equity (Textual)
Common stock reserved under the plan								3,463,305
Shares available for issuance								902,912
Employee Stock [Member]
Stockholders' Equity (Textual)
Options granted				2,080,000			400,000
Options granted exercise price				$ 4.09			$ 5.66
Fair value at date of grant				$ 3,263,551			$ 867,120
Vesting period				4 years			4 years
Vest date of grant				25.00%			25.00%
Options term				10 years			10 years
Board of Directors and Executives [Member]
Stockholders' Equity (Textual)
Restricted stock issued, shares							80,393
Restricted stock value							$ 455,000
Restricted Stock [Member]
Stockholders' Equity (Textual)
Stock based compensation					$ 113,436			$ 127,152
Unrecognized compensation expense					$ 214,412			$ 327,848
Vesting period					5 months 20 days			8 months 19 days
Restricted Stock [Member] | Share Purchase Agreement [Member]
Stockholders' Equity (Textual)
Restricted stock issued, shares		1,199,191
Common stock per share		$ 0.001
Equity Option [Member]
Stockholders' Equity (Textual)
Options granted exercise price								$ 4.34
Stock based compensation					$ 240,399			$ 149,893
Unrecognized compensation expense					$ 3,740,379			$ 3,980,778
Vesting period					3 years 7 months 10 days			3 years 10 months 10 days
Warrants [Member]
Stockholders' Equity (Textual)
Warrants issued								14,837,000	3,800,003
Warrant term								5 years	5 years
Warrant exercise price								$ 11.50	$ 11.50
Warrants [Member] | BRAC Warrants [Member]
Stockholders' Equity (Textual)
Warrants issued								14,305,000
Warrant term								5 years
Warrant exercise price								$ 11.50
Warrants [Member] | Noble Link Notes and Former Parent Notes [Member]
Stockholders' Equity (Textual)
Warrants issued									532,000
Warrant term									5 years
Warrant exercise price									$ 11.50
Equity Purchase Option [Member]
Stockholders' Equity (Textual)
Warrants issued								600,000
Exercisable price per share								11.50
Equity purchase option, description								Each Unit consisted of one and one-tenth shares of common stock and a warrant to purchase one share of common stock at $11.50 per share.
Option expiration date								Oct. 04, 2022